SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - Underlying Basis [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 12,754	£ 12,364	£ 11,194
Other income	4,220	4,988	3,286
Total income	16,974	17,352	14,480
Operating costs	(11,768)	(11,630)	(11,751)
Trading surplus	5,206	5,722	2,729
Impairment (charge) credit	(926)	(687)	(752)
Profit (loss) before tax	4,280	5,035	1,977
External income	16,974	17,352	14,480
Segment income	16,974	17,352	14,480
Segment external assets	593,524	668,803	672,733
Segment external liabilities	553,774	625,318	629,738
Fees and commissions receivable	2,497	2,786	2,844
Fees and commissions payable	(1,228)	(1,024)	(943)
Net fee and commission income	1,269	1,762	1,901
Operating lease income	1,341	1,344	1,225
Rental income from investment properties		1	3
Gains less losses on disposal of financial assets at fair value through other comprehensive income	268	464	575
Other income	1,342	1,417	(418)
Segment other income	4,220	4,988	3,286
Other segment items reflected in income statement above:
Depreciation and amortisation	2,349	2,292	2,300
Defined benefit scheme charges	400	341	271
Other segment items:
Additions to fixed assets	3,378	3,423	3,354
Investments in joint ventures and associates at end of year	5	9	59
Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	647	712	753
Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	974	949	875
Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	271	321	303
Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	94	98	99
Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	83	91	112
Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	428	615	702
5200 to 5999 Retail Trade [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	9,014	8,691	8,105
Other income	1,992	2,236	2,207
Total income	11,006	10,927	10,312
Operating costs	(7,724)	(8,147)	(7,215)
Trading surplus	3,282	2,780	3,097
Impairment (charge) credit	(862)	(626)	(579)
Profit (loss) before tax	2,420	2,154	2,518
External income	12,967	12,859	12,257
Inter-segment income	(1,961)	(1,932)	(1,945)
Segment income	11,006	10,927	10,312
Segment external assets	349,757	350,322	340,253
Segment external liabilities	261,019	258,835	265,128
Fees and commissions receivable	1,529	1,612	1,593
Fees and commissions payable	(1,010)	(873)	(783)
Net fee and commission income	519	739	810
Operating lease income	1,305	1,281	1,142
Other income	168	216	255
Segment other income	1,992	2,236	2,207
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	1,547	1,345
Defined benefit scheme charges	121	149	141
Other segment items:
Additions to fixed assets	2,092	2,431	2,362
Investments in joint ventures and associates at end of year	4	9	9
5200 to 5999 Retail Trade [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	503	572	614
5200 to 5999 Retail Trade [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	974	945	854
5200 to 5999 Retail Trade [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	52	95	125
522110 Commercial Banking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,912	3,052	2,896
Other income	1,419	2,041	1,893
Total income	4,331	5,093	4,789
Operating costs	(2,134)	(2,511)	(2,485)
Trading surplus	2,197	2,582	2,304
Impairment (charge) credit	(77)	(89)	(12)
Profit (loss) before tax	2,120	2,493	2,292
External income	4,124	3,436	3,137
Inter-segment income	207	1,657	1,652
Segment income	4,331	5,093	4,789
Segment external assets	115,616	177,731	193,054
Segment external liabilities	137,614	224,576	231,450
Fees and commissions receivable	748	829	792
Fees and commissions payable	(57)	(50)	(54)
Net fee and commission income	691	779	738
Operating lease income	36	63	83
Rental income from investment properties		1	3
Gains less losses on disposal of financial assets at fair value through other comprehensive income		29	17
Other income	692	1,169	1,052
Segment other income	1,419	2,041	1,893
Other segment items reflected in income statement above:
Depreciation and amortisation	278	322	236
Defined benefit scheme charges	48	52	51
Other segment items:
Additions to fixed assets	208	130	145
Investments in joint ventures and associates at end of year			28
522110 Commercial Banking [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	139	135	131
522110 Commercial Banking [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		4	4
522110 Commercial Banking [Member] | Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	271	321	303
522110 Commercial Banking [Member] | Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	2	5	5
522110 Commercial Banking [Member] | Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	83	91	112
522110 Commercial Banking [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	253	273	237
Other Income [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	828	621	193
Other income	809	711	(814)
Total income	1,637	1,332	(621)
Operating costs	(1,910)	(972)	(2,051)
Trading surplus	(273)	360	(2,672)
Impairment (charge) credit	13	28	(161)
Profit (loss) before tax	(260)	388	(2,833)
External income	(117)	1,057	(914)
Inter-segment income	1,754	275	293
Segment income	1,637	1,332	(621)
Segment external assets	128,151	140,750	139,425
Segment external liabilities	155,141	141,907	133,160
Fees and commissions receivable	220	345	459
Fees and commissions payable	(161)	(101)	(106)
Net fee and commission income	59	244	353
Gains less losses on disposal of financial assets at fair value through other comprehensive income	268	435	558
Other income	482	32	(1,725)
Segment other income	809	711	(814)
Other segment items reflected in income statement above:
Depreciation and amortisation	498	423	629
Defined benefit scheme charges	231	140	79
Other segment items:
Additions to fixed assets	1,078	862	847
Investments in joint ventures and associates at end of year	1		22
Other Income [Member] | Current Accounts [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	5	5	8
Other Income [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims			17
Other Income [Member] | Private Banking and Asset Management [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	92	93	94
Other Income [Member] | Other Fees and Commissions [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims	£ 123	£ 247	£ 340